Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Corteva common stock	$ 110,555,947	$ 104,387,543
Dividend income	2,719,067
Net appreciation (depreciation) in fair value of investments	34,137,396
EBP, Cost Accrued and Paid, DCMC	$ 703,880
Corteva common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	1,649,350	1,832,646
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 9,040,146	$ 7,898,400
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost	17,979,704	19,876,147
Dividend income	1,203,546
Net appreciation (depreciation) in fair value of investments	2,269,767
Corteva common stock | Fair Value, Inputs, Level 1
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Corteva common stock	$ 110,555,947	$ 104,387,543